PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 592
Estimated future benefit payments:
2016	444
2017	296
2018	444
2019	296
2020	370
2021 - 2025	2,590
Marine Scheme
Pensions:
Employer contributions	1,800
Estimated future benefit payments:
2016	3,000
2017	3,000
2018	3,000
2019	3,000
2020	3,000
2021 - 2025	$ 15,000